Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000256483 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Multi-Asset Income Fund
Class Name	Class A
Trading Symbol	PMAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Multi-Asset Income Fund (the “Fund”) (successor to Pioneer Multi-Asset Income Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.82%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class A shares at NAV returned 14.26%. For the same period, the Fund’s broad-based benchmarks, the MSCI All Country World NR Index and the Bloomberg U.S. Aggregate Bond Total Return Index, returned 15.87% and 3.38%, respectively. The performance benchmark, a blended benchmark (35% MSCI All Country World NR Index and 65% Bloomberg U.S. Aggregate Bond Index), returned 9.22% over the period.
  For the period, equity holdings emerged as the primary performance driver, with a strategically diversified allocation across both domestic and international markets, when compared to the performance benchmark. Additionally, the Fund’s allocations within fixed income to Mortgage Backed Securities (MBS) and US Treasuries both contributed positively to performance over the period, when compared to the performance benchmark.
  During a period marked by strong equity market advances, the Fund’s equity futures hedging strategy served as the primary performance detractor, when compared to the performance benchmark. These futures positions represent a deliberate risk management approach designed to buffer against potential market volatility, which is particularly important given the elevated the Fund’s equity exposure.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the MSCI All Country World NR Index, the Bloomberg U.S. Aggregate Bond Total Return Index, and the blended benchmark (65% MSCI All Country World NR Index and 35% Bloomberg U.S. Aggregate Bond Total Return Index).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	11.69%	10.34%	7.13%
Class A (without sales charge)	14.26%	10.83%	7.37%
MSCI All Country World NR Index	15.87%	12.79%	10.05%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-1.07%	1.66%
35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index	0.30%	3.76%	4.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 5,642,200,679
Holdings Count | Holding	523	[1]
Advisory Fees Paid, Amount	$ 20,411,813
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$5,642,200,679%
Total number of portfolio holdings	523^^
Total advisory fee paid	$20,411,813
Portfolio turnover rate	62%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of July 31, 2025 )*
Financials	35.6%
U.S. Government	20.9%
Information Technology	6.3%
Energy	6.2%
Health Care	5.4%
Basic Materials	4.6%
Industrials	3.7%
Utilities	3.6%
Mortgage Securities	3.4%
Consumer Discretionary	2.2%
Technology	1.5%
Foreign Government	1.4%
Asset Backed Securities	1.4%
Consumer Staples	1.2%
Consumer, Cyclical	1.1%
Materials	0.5%
Real Estate	0.4%
Communication Services	0.4%
Closed-End Funds	0.2%
Consumer, Non‑cyclical†	0.0%
Over The Counter Exchange Traded Put Option Purchased†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256480 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Multi-Asset Income Fund
Class Name	Class C
Trading Symbol	PMACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Multi-Asset Income Fund (the “Fund”) (successor to Pioneer Multi-Asset Income Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$169	1.58%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class C shares at NAV returned 13.34%. For the same period, the Fund’s broad-based benchmarks, the MSCI All Country World NR Index and the Bloomberg U.S. Aggregate Bond Total Return Index, returned 15.87% and 3.38%, respectively. The performance benchmark, a blended benchmark (35% MSCI All Country World NR Index and 65% Bloomberg U.S. Aggregate Bond Index), returned 9.22% over the period.
  For the period, equity holdings emerged as the primary performance driver, with a strategically diversified allocation across both domestic and international markets, when compared to the performance benchmark. Additionally, the Fund’s allocations within fixed income to Mortgage Backed Securities (MBS) and US Treasuries both contributed positively to performance over the period, when compared to the performance benchmark.
  During a period marked by strong equity market advances, the Fund’s equity futures hedging strategy served as the primary performance detractor, when compared to the performance benchmark. These futures positions represent a deliberate risk management approach designed to buffer against potential market volatility, which is particularly important given the elevated the Fund’s equity exposure.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the MSCI All Country World NR Index, the Bloomberg U.S. Aggregate Bond Total Return Index, and the blended benchmark (65% MSCI All Country World NR Index and 35% Bloomberg U.S. Aggregate Bond Total Return Index).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	12.34%	9.97%	6.52%
Class C (without contingent deferred sales charge)	13.34%	9.97%	6.52%
MSCI All Country World NR Index	15.87%	12.79%	10.05%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-1.07%	1.66%
35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index	0.30%	3.76%	4.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 5,642,200,679
Holdings Count | Holding	523	[2]
Advisory Fees Paid, Amount	$ 20,411,813
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$5,642,200,679%
Total number of portfolio holdings	523^^
Total advisory fee paid	$20,411,813
Portfolio turnover rate	62%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of July 31, 2025 )*
Financials	35.6%
U.S. Government	20.9%
Information Technology	6.3%
Energy	6.2%
Health Care	5.4%
Basic Materials	4.6%
Industrials	3.7%
Utilities	3.6%
Mortgage Securities	3.4%
Consumer Discretionary	2.2%
Technology	1.5%
Foreign Government	1.4%
Asset Backed Securities	1.4%
Consumer Staples	1.2%
Consumer, Cyclical	1.1%
Materials	0.5%
Real Estate	0.4%
Communication Services	0.4%
Closed-End Funds	0.2%
Consumer, Non‑cyclical†	0.0%
Over The Counter Exchange Traded Put Option Purchased†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256482 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Multi-Asset Income Fund
Class Name	Class Y
Trading Symbol	PMFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Multi-Asset Income Fund (the “Fund”) (successor to Pioneer Multi-Asset Income Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$68	0.63%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class Y shares at NAV returned 14.33%. For the same period, the Fund’s broad-based benchmarks, the MSCI All Country World NR Index and the Bloomberg U.S. Aggregate Bond Total Return Index, returned 15.87% and 3.38%, respectively. The performance benchmark, a blended benchmark (35% MSCI All Country World NR Index and 65% Bloomberg U.S. Aggregate Bond Index), returned 9.22% over the period.
  For the period, equity holdings emerged as the primary performance driver, with a strategically diversified allocation across both domestic and international markets, when compared to the performance benchmark. Additionally, the Fund’s allocations within fixed income to Mortgage Backed Securities (MBS) and US Treasuries both contributed positively to performance over the period, when compared to the performance benchmark.
  During a period marked by strong equity market advances, the Fund’s equity futures hedging strategy served as the primary performance detractor, when compared to the performance benchmark. These futures positions represent a deliberate risk management approach designed to buffer against potential market volatility, which is particularly important given the elevated the Fund’s equity exposure.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the MSCI All Country World NR Index, the Bloomberg U.S. Aggregate Bond Total Return Index, and the blended benchmark (65% MSCI All Country World NR Index and 35% Bloomberg U.S. Aggregate Bond Total Return Index).
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	14.33%	11.04%	7.55%
MSCI All Country World NR Index	15.87%	12.79%	10.05%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-1.07%	1.66%
35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index	0.30%	3.76%	4.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 5,642,200,679
Holdings Count | Holding	523	[3]
Advisory Fees Paid, Amount	$ 20,411,813
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$5,642,200,679%
Total number of portfolio holdings	523^^
Total advisory fee paid	$20,411,813
Portfolio turnover rate	62%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of July 31, 2025 )*
Financials	35.6%
U.S. Government	20.9%
Information Technology	6.3%
Energy	6.2%
Health Care	5.4%
Basic Materials	4.6%
Industrials	3.7%
Utilities	3.6%
Mortgage Securities	3.4%
Consumer Discretionary	2.2%
Technology	1.5%
Foreign Government	1.4%
Asset Backed Securities	1.4%
Consumer Staples	1.2%
Consumer, Cyclical	1.1%
Materials	0.5%
Real Estate	0.4%
Communication Services	0.4%
Closed-End Funds	0.2%
Consumer, Non‑cyclical†	0.0%
Over The Counter Exchange Traded Put Option Purchased†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256481 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Multi-Asset Income Fund
Class Name	Class R6
Trading Symbol	PMFKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Multi-Asset Income Fund (the “Fund”) (successor to Pioneer Multi-Asset Income Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.52%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class R6 shares at NAV returned 14.54%. For the same period, the Fund’s broad-based benchmarks, the MSCI All Country World NR Index and the Bloomberg U.S. Aggregate Bond Total Return Index, returned 15.87% and 3.38%, respectively. The performance benchmark, a blended benchmark (35% MSCI All Country World NR Index and 65% Bloomberg U.S. Aggregate Bond Index), returned 9.22% over the period.
  For the period, equity holdings emerged as the primary performance driver, with a strategically diversified allocation across both domestic and international markets, when compared to the performance benchmark. Additionally, the Fund’s allocations within fixed income to Mortgage Backed Securities (MBS) and US Treasuries both contributed positively to performance over the period, when compared to the performance benchmark.
  During a period marked by strong equity market advances, the Fund’s equity futures hedging strategy served as the primary performance detractor, when compared to the performance benchmark. These futures positions represent a deliberate risk management approach designed to buffer against potential market volatility, which is particularly important given the elevated the Fund’s equity exposure.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund during the periods shown, compared to that of the MSCI All Country World NR Index, the Bloomberg U.S. Aggregate Bond Total Return Index, and the blended benchmark (65% MSCI All Country World NR Index and 35% Bloomberg U.S. Aggregate Bond Total Return Index).
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	14.54%	11.10%	7.95%
MSCI All Country World NR Index	15.87%	12.79%	10.05%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-1.07%	1.66%
35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index	0.30%	3.76%	4.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 5,642,200,679
Holdings Count | Holding	523	[4]
Advisory Fees Paid, Amount	$ 20,411,813
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$5,642,200,679%
Total number of portfolio holdings	523^^
Total advisory fee paid	$20,411,813
Portfolio turnover rate	62%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of July 31, 2025 )*
Financials	35.6%
U.S. Government	20.9%
Information Technology	6.3%
Energy	6.2%
Health Care	5.4%
Basic Materials	4.6%
Industrials	3.7%
Utilities	3.6%
Mortgage Securities	3.4%
Consumer Discretionary	2.2%
Technology	1.5%
Foreign Government	1.4%
Asset Backed Securities	1.4%
Consumer Staples	1.2%
Consumer, Cyclical	1.1%
Materials	0.5%
Real Estate	0.4%
Communication Services	0.4%
Closed-End Funds	0.2%
Consumer, Non‑cyclical†	0.0%
Over The Counter Exchange Traded Put Option Purchased†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256536 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Securitized Income Fund
Class Name	Class A
Trading Symbol	SIFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Securitized Income Fund (the “Fund”) (successor to Pioneer Securitized Income Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class A shares at NAV returned 7.89%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 3.38%. The Fund’s performance benchmark, the Bloomberg U.S. Securitized MBS/ABS/CMBS Total Return Index, returned 3.51% over the period.
  The Fund experienced positive absolute returns and positive relative returns compared to the performance benchmark across nearly all sectors, as the portfolio’s A-rated and lower credit positions surpassed the performance of the performance benchmark’s higher quality positions.
  Asset-backed securities were the largest contributor to absolute returns, with residential Mortgage Back Securities (MBS) following closely behind. Throughout the year, credit spreads narrowed, resulting in higher price returns.
  The entire business securitizations sector was the sole negative contributor in absolute terms, as the choice of securities in this area led to negative returns compared to the performance benchmark.
  Interest rates rallied on the short end of the curve but rose on the long end of the curve, benefitting the Fund’s short-duration positioning.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Bloomberg U.S. Securitized MBS/ABS/CMBS Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception*
Class A (with sales charge)	5.44%	5.29%
Class A (without sales charge)	7.89%	5.87%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-3.63%
Bloomberg U.S. Securitized MBS/ABS/CMBS Total Return Index	3.51%	-2.60%
*	Performance of Class A shares shown in the graph above is from the inception of Class A shares on 7/2/21 through 7/31/25. Index information shown in the graph above is from 7/31/21 through 7/31/25.

Performance Inception Date	Jul. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 239,556,147
Holdings Count | Holding	298	[5]
Advisory Fees Paid, Amount	$ 720,800
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$239,556,147%
Total number of portfolio holdings	298^^
Total advisory fee paid	$720,800
Portfolio turnover rate	12%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of July 31, 2025 ) *
Collateralized Mortgage Obligations	38.9%
Asset Backed Securities	32.8%
U.S. Government and Agency Obligations	15.6%
Commercial Mortgage-Backed Securities	12.7%
Corporate Bonds†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer Securitized Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Securitized Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer Securitized Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Securitized Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256535 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Securitized Income Fund
Class Name	Class Y
Trading Symbol	SYFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Securitized Income Fund (the “Fund”) (successor to Pioneer Securitized Income Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class Y shares at NAV returned 8.15%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 3.38%. The Fund’s performance benchmark, the Bloomberg U.S. Securitized MBS/ABS/CMBS Total Return Index, returned 3.51% over the period.
  The Fund experienced positive absolute returns and positive relative returns compared to the performance benchmark across nearly all sectors, as the portfolio’s A-rated and lower credit positions surpassed the performance of the performance benchmark’s higher quality positions.
  Asset-backed securities were the largest contributor to absolute returns, with residential Mortgage Back Securities (MBS) following closely behind. Throughout the year, credit spreads narrowed, resulting in higher price returns.
  The entire business securitizations sector was the sole negative contributor in absolute terms, as the choice of securities in this area led to negative returns compared to the performance benchmark.
  Interest rates rallied on the short end of the curve but rose on the long end of the curve, benefitting the Fund’s short-duration positioning.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Bloomberg U.S. Securitized MBS/ABS/CMBS Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception*
Class Y	8.15%	9.61%	6.39%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-1.07%	2.11%
Bloomberg U.S. Securitized MBS/ABS/CMBS Total Return Index	3.51%	-0.60%	1.06%
*	Performance of Class Y shares shown in the graph above is from the inception of Class Y shares on 12/10/19 through 7/31/25. Index information shown in the graph above is from 12/31/19 through 7/31/25.

Performance Inception Date	Dec. 10, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 239,556,147
Holdings Count | Holding	298	[6]
Advisory Fees Paid, Amount	$ 720,800
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$239,556,147%
Total number of portfolio holdings	298^^
Total advisory fee paid	$720,800
Portfolio turnover rate	12%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of July 31, 2025 ) *
Collateralized Mortgage Obligations	38.9%
Asset Backed Securities	32.8%
U.S. Government and Agency Obligations	15.6%
Commercial Mortgage-Backed Securities	12.7%
Corporate Bonds†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer Securitized Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Securitized Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer Securitized Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Securitized Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256473 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Solutions - Balanced Fund
Class Name	Class A
Trading Symbol	PIALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Solutions - Balanced Fund (the “Fund”) (successor to Pioneer Solutions - Balanced Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class A shares at NAV returned 12.85%. For the same period, the Fund’s broad-based benchmark, the MSCI ACWI NR Index returned 15.87%. The Fund's primary benchmarks, the MSCI World NR Index and the Bloomberg U.S. Aggregate Bond Total Return Index, returned 15.72% and 3.38%, respectively. The performance benchmark, a blended benchmark (60% MSCI World NR Index and 40% Bloomberg US Aggregate Bond Index), returned 10.75% over the period.
  All of the underlying funds had positive returns over the period lead by Victory Pioneer Global Equity (20.33%) and Victory Pioneer (15.26%). The largest weight holding, Victory Pioneer Multi-Asset Income, also had strong performance (14.52%) over the period.
  Fixed income funds underperformed compared to equity and multi-asset funds during this period. Although these funds achieved returns that surpassed the Bloomberg U.S. Aggregate Bond Total Return Index, they still fell short of the overall Fund returns. The returns were as follows: Victory Pioneer Multi-Asset Ultrashort Income (5.53%), Victory Pioneer Bond (5.21%), and Victory Pioneer Short Term Income (5.62%).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the MSCI World NR Index, the Bloomberg U.S. Aggregate Bond Total Return Index and the blended benchmark (60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	6.32%	8.45%	5.20%
Class A (without sales charge)	12.85%	9.75%	5.82%
MSCI ACWI NR Index	15.87%	12.79%	10.05%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-1.07%	1.66%
MSCI World NR Index	15.72%	13.78%	10.60%
60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index	10.75%	7.81%	7.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 407,667,426
Holdings Count | Holding	15	[7]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$407,667,426%
Total number of portfolio holdings	15^^
Total advisory fee paid	$0
Portfolio turnover rate	23%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
ASSET ALLOCATIONS
(as of July 31, 2025 )*
Balanced/Flexible	40.4%
International Equities	31.2%
Fixed Income	25.8%
U.S. Equities	2.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Solutions - Balanced Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Solutions - Balanced Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256475 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Solutions - Balanced Fund
Class Name	Class C
Trading Symbol	PIDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Solutions - Balanced Fund (the “Fund”) (successor to Pioneer Solutions - Balanced Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120	1.13%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class C shares at NAV returned 12.09%. For the same period, the Fund’s broad-based benchmark, the MSCI ACWI NR Index returned 15.87%. The Fund's primary benchmarks, the MSCI World NR Index and the Bloomberg U.S. Aggregate Bond Total Return Index, returned 15.72% and 3.38%, respectively. The performance benchmark, a blended benchmark (60% MSCI World NR Index and 40% Bloomberg US Aggregate Bond Index), returned 10.75% over the period.
  All of the underlying funds had positive returns over the period lead by Victory Pioneer Global Equity (20.33%) and Victory Pioneer (15.26%). The largest weight holding, Victory Pioneer Multi-Asset Income, also had strong performance (14.52%) over the period.
  Fixed income funds underperformed compared to equity and multi-asset funds during this period. Although these funds achieved returns that surpassed the Bloomberg U.S. Aggregate Bond Total Return Index, they still fell short of the overall Fund returns. The returns were as follows: Victory Pioneer Multi-Asset Ultrashort Income (5.53%), Victory Pioneer Bond (5.21%), and Victory Pioneer Short Term Income (5.62%).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the MSCI World NR Index, the Bloomberg U.S. Aggregate Bond Total Return Index and the blended benchmark (60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	11.09%	8.96%	5.06%
Class C (without contingent deferred sales charge)	12.09%	8.96%	5.06%
MSCI ACWI NR Index	15.87%	12.79%	10.05%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-1.07%	1.66%
MSCI World NR Index	15.72%	13.78%	10.60%
60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index	10.75%	7.81%	7.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 407,667,426
Holdings Count | Holding	15	[8]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$407,667,426%
Total number of portfolio holdings	15^^
Total advisory fee paid	$0
Portfolio turnover rate	23%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
ASSET ALLOCATIONS
(as of July 31, 2025 )*
Balanced/Flexible	40.4%
International Equities	31.2%
Fixed Income	25.8%
U.S. Equities	2.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Solutions - Balanced Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Solutions - Balanced Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256623 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Balanced Fund
Class Name	Class A
Trading Symbol	AOBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Balanced Fund (the “Fund”) (successor to Pioneer Balanced ESG Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class A shares, when compared to the performance benchmark at NAV returned 8.31%. For the same period, the Fund’s broad-based benchmarks, the Standard & Poor's 500 (S&P 500) Total Return Index and the Bloomberg U.S. Aggregate Bond Total Return Index, returned 16.33% and 3.38%, respectively. The performance benchmark, a blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index), returned 11.16% over the period.
  Asset allocation was a positive contributor over the period. The higher allocation to Equity was beneficial as equities outperformed the performance benchmark during this time. Additionally, allocations to financials and securitized fixed income also had a positive contribution compared to the performance benchmark.
  Security selection detracted from performance over the period. Select stocks within the information technology, materials and health care sectors underperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the S&P 500 Total Return Index, the Bloomberg U.S. Aggregate Bond Total Return Index, and the blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	5.90%	7.31%	7.15%
Class A (without sales charge)	8.31%	7.79%	7.40%
S&P 500 Total Return Index	16.33%	15.88%	13.66%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-1.07%	1.66%
60% S&P 500 Total Return Index / 40% Bloomberg U.S. Aggregate Bond Total Return Index	11.16%	9.03%	8.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 410,875,446
Holdings Count | Holding	768	[9]
Advisory Fees Paid, Amount	$ 2,036,150
Investment Company Portfolio Turnover	29.00%	[10]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$410,875,446%
Total number of portfolio holdings	768^^
Total advisory fee paid	$2,036,150
Portfolio turnover rate	29%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of July 31, 2025 )*
Information Technology	20.6%
Financials	16.8%
U.S. Government	11.0%
Industrials	7.7%
Health Care	7.7%
Communication Services	6.7%
Consumer Discretionary	4.7%
Mortgage Securities	4.5%
Energy	3.7%
Asset Backed Securities	3.6%
Basic Materials	3.5%
Real Estate	2.9%
Consumer Staples	2.0%
Utilities	1.8%
Consumer, Cyclical	1.6%
Consumer, Non-cyclical	0.6%
Affiliated Closed-End Fund∞	0.3%
Foreign Government	0.2%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Balanced Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Balanced Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256474 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Solutions - Balanced Fund
Class Name	Class Y
Trading Symbol	IMOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Solutions - Balanced Fund (the “Fund”) (successor to Pioneer Solutions - Balanced Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class Y shares at NAV returned 13.08%. For the same period, the Fund’s broad-based benchmark, the MSCI ACWI NR Index returned 15.87%. The Fund's primary benchmarks, the MSCI World NR Index and the Bloomberg U.S. Aggregate Bond Total Return Index, returned 15.72% and 3.38%, respectively. The performance benchmark, a blended benchmark (60% MSCI World NR Index and 40% Bloomberg US Aggregate Bond Index), returned 10.75% over the period.
  All of the underlying funds had positive returns over the period lead by Victory Pioneer Global Equity (20.33%) and Victory Pioneer (15.26%). The largest weight holding, Victory Pioneer Multi-Asset Income, also had strong performance (14.52%) over the period.
  Fixed income funds underperformed compared to equity and multi-asset funds during this period. Although these funds achieved returns that surpassed the Bloomberg U.S. Aggregate Bond Total Return Index, they still fell short of the overall Fund returns. The returns were as follows: Victory Pioneer Multi-Asset Ultrashort Income (5.53%), Victory Pioneer Bond (5.21%), and Victory Pioneer Short Term Income (5.62%).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the MSCI World NR Index, the Bloomberg U.S. Aggregate Bond Total Return Index and the blended benchmark (60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index).
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	13.08%	9.97%	6.04%
MSCI ACWI NR Index	15.87%	12.79%	10.05%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-1.07%	1.66%
MSCI World NR Index	15.72%	13.78%	10.60%
60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index	10.75%	7.81%	7.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 407,667,426
Holdings Count | Holding	15	[11]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$407,667,426%
Total number of portfolio holdings	15^^
Total advisory fee paid	$0
Portfolio turnover rate	23%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
ASSET ALLOCATIONS
(as of July 31, 2025 )*
Balanced/Flexible	40.4%
International Equities	31.2%
Fixed Income	25.8%
U.S. Equities	2.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Solutions - Balanced Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Solutions - Balanced Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256620 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Balanced Fund
Class Name	Class C
Trading Symbol	PCBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Balanced Fund (the “Fund”) (successor to Pioneer Balanced ESG Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$171	1.65%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class C shares, when compared to the performance benchmark at NAV returned 7.61%. For the same period, the Fund’s broad-based benchmarks, the Standard & Poor's 500 (S&P 500) Total Return Index and the Bloomberg U.S. Aggregate Bond Total Return Index, returned 16.33% and 3.38%, respectively. The performance benchmark, a blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index), returned 11.16% over the period.
  Asset allocation was a positive contributor over the period. The higher allocation to Equity was beneficial as equities outperformed the performance benchmark during this time. Additionally, allocations to financials and securitized fixed income also had a positive contribution compared to the performance benchmark.
  Security selection detracted from performance over the period. Select stocks within the information technology, materials and health care sectors underperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index, the Bloomberg U.S. Aggregate Bond Total Return Index, and the blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	6.61%	7.00%	6.60%
Class C (without contingent deferred sales charge)	7.61%	7.00%	6.60%
S&P 500 Total Return Index	16.33%	15.88%	13.66%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-1.07%	1.66%
60% S&P 500 Total Return Index / 40% Bloomberg U.S. Aggregate Bond Total Return Index	11.16%	9.03%	8.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 410,875,446
Holdings Count | Holding	768	[12]
Advisory Fees Paid, Amount	$ 2,036,150
Investment Company Portfolio Turnover	29.00%	[13]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$410,875,446%
Total number of portfolio holdings	768^^
Total advisory fee paid	$2,036,150
Portfolio turnover rate	29%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of July 31, 2025 )*
Information Technology	20.6%
Financials	16.8%
U.S. Government	11.0%
Industrials	7.7%
Health Care	7.7%
Communication Services	6.7%
Consumer Discretionary	4.7%
Mortgage Securities	4.5%
Energy	3.7%
Asset Backed Securities	3.6%
Basic Materials	3.5%
Real Estate	2.9%
Consumer Staples	2.0%
Utilities	1.8%
Consumer, Cyclical	1.6%
Consumer, Non-cyclical	0.6%
Affiliated Closed-End Fund∞	0.3%
Foreign Government	0.2%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Balanced Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Balanced Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256621 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Balanced Fund
Class Name	Class R6
Trading Symbol	PCBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Balanced Fund (the “Fund”) (successor to Pioneer Balanced ESG Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class R6 shares, when compared to the performance benchmark at NAV returned 8.71%. For the same period, the Fund’s broad-based benchmarks, the Standard & Poor's 500 (S&P 500) Total Return Index and the Bloomberg U.S. Aggregate Bond Total Return Index, returned 16.33% and 3.38%, respectively. The performance benchmark, a blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index), returned 11.16% over the period.
  Asset allocation was a positive contributor over the period. The higher allocation to Equity was beneficial as equities outperformed the performance benchmark during this time. Additionally, allocations to financials and securitized fixed income also had a positive contribution compared to the performance benchmark.
  Security selection detracted from performance over the period. Select stocks within the information technology, materials and health care sectors underperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index, the Bloomberg U.S. Aggregate Bond Total Return Index, and the blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index).
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	8.71%	8.14%	7.70%
S&P 500 Total Return Index	16.33%	15.88%	13.66%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-1.07%	1.66%
60% S&P 500 Total Return Index / 40% Bloomberg U.S. Aggregate Bond Total Return Index	11.16%	9.03%	8.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 410,875,446
Holdings Count | Holding	768	[14]
Advisory Fees Paid, Amount	$ 2,036,150
Investment Company Portfolio Turnover	29.00%	[15]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$410,875,446%
Total number of portfolio holdings	768^^
Total advisory fee paid	$2,036,150
Portfolio turnover rate	29%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of July 31, 2025 )*
Information Technology	20.6%
Financials	16.8%
U.S. Government	11.0%
Industrials	7.7%
Health Care	7.7%
Communication Services	6.7%
Consumer Discretionary	4.7%
Mortgage Securities	4.5%
Energy	3.7%
Asset Backed Securities	3.6%
Basic Materials	3.5%
Real Estate	2.9%
Consumer Staples	2.0%
Utilities	1.8%
Consumer, Cyclical	1.6%
Consumer, Non-cyclical	0.6%
Affiliated Closed-End Fund∞	0.3%
Foreign Government	0.2%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Balanced Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Balanced Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256622 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Balanced Fund
Class Name	Class Y
Trading Symbol	AYBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Balanced Fund (the “Fund”) (successor to Pioneer Balanced ESG Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class Y shares, when compared to the performance benchmark at NAV returned 8.59%. For the same period, the Fund’s broad-based benchmarks, the Standard & Poor's 500 (S&P 500) Total Return Index and the Bloomberg U.S. Aggregate Bond Total Return Index, returned 16.33% and 3.38%, respectively. The performance benchmark, a blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index), returned 11.16% over the period.
  Asset allocation was a positive contributor over the period. The higher allocation to Equity was beneficial as equities outperformed the performance benchmark during this time. Additionally, allocations to financials and securitized fixed income also had a positive contribution compared to the performance benchmark.
  Security selection detracted from performance over the period. Select stocks within the information technology, materials and health care sectors underperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index, the Bloomberg U.S. Aggregate Bond Total Return Index, and the blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index).
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	8.59%	8.08%	7.69%
S&P 500 Total Return Index	16.33%	15.88%	13.66%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-1.07%	1.66%
60% S&P 500 Total Return Index / 40% Bloomberg U.S. Aggregate Bond Total Return Index	11.16%	9.03%	8.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 410,875,446
Holdings Count | Holding	768	[16]
Advisory Fees Paid, Amount	$ 2,036,150
Investment Company Portfolio Turnover	29.00%	[17]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$410,875,446%
Total number of portfolio holdings	768^^
Total advisory fee paid	$2,036,150
Portfolio turnover rate	29%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of July 31, 2025 )*
Information Technology	20.6%
Financials	16.8%
U.S. Government	11.0%
Industrials	7.7%
Health Care	7.7%
Communication Services	6.7%
Consumer Discretionary	4.7%
Mortgage Securities	4.5%
Energy	3.7%
Asset Backed Securities	3.6%
Basic Materials	3.5%
Real Estate	2.9%
Consumer Staples	2.0%
Utilities	1.8%
Consumer, Cyclical	1.6%
Consumer, Non-cyclical	0.6%
Affiliated Closed-End Fund∞	0.3%
Foreign Government	0.2%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Balanced Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Balanced Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

[1]	Excluding short‑term investments and all derivative contracts except for options purchased.
[2]	Excluding short‑term investments and all derivative contracts except for options purchased.
[3]	Excluding short‑term investments and all derivative contracts except for options purchased.
[4]	Excluding short‑term investments and all derivative contracts except for options purchased.
[5]	Excluding short-term investments and all derivative contracts except for options purchased.
[6]	Excluding short-term investments and all derivative contracts except for options purchased.
[7]	Excluding short‑term investments and all derivative contracts except for options purchased.
[8]	Excluding short‑term investments and all derivative contracts except for options purchased.
[9]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[10]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
[11]	Excluding short‑term investments and all derivative contracts except for options purchased.
[12]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[13]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
[14]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[15]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
[16]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[17]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.